Note 2 - Liquidity and Basis of Presentation	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Notes to Financial Statements
Liquidity [Text Block]
NOTE 3 – LIQUIDITY

The Company has a history of recurring losses from operations and use of cash in operating activities. For the six months ended June 30, 2016, the Company's net loss was $3,731,884 and cash used in operating activities was $1,528,002. At June 30, 2016, the Company had working capital of $1,338,077, which includes $919,913 of accrued PIK Note interest, which the Company expects to pay in-kind and $167,841 of payables for which the Company believes it has a statute of limitations defense. In addition, during the six months ended June 30, 2016, the Company commenced generating revenue under a take-or-pay supply agreement for AMIRON iron oxide and reduced exploration costs related to activities at the Dragon mine. Based on the Company’s cash balance at June 30, 2016 and its cash usage expectations, it believes it will have sufficient liquidity to fund its operations for at least the next 12 months.

On June 24, 2016, the Company raised $1.64 million through the private placement of 10,933,333 units at $0.15 per unit. Attached to each unit sold was one share of common stock and a five-year warrant to purchase 0.3 shares of the Company’s common stock. As a result of the sale, the Company issued 10,933,339 shares of common stock and warrants to purchase 3,280,000 shares of common stock at $0.25 per share. The warrants have a term of five years and do not contain a provision that allows for a cashless exercise.

NOTE 2 - LIQUIDITY
 AND BASIS OF PRESENTATION

The accompanying consolidated financial statements have been prepared on a going concern basis. The Company has incurred recurring losses from operations and used cash in operating activities while in the process of developing and commercializing halloysite clay and iron oxide. For the year ended December 31, 2015, the Company’s net loss was $9,805,137 and cash used in operating activities was $8,585,557. At December 31, 2015, the Company has working capital of $563,324, which may not be sufficient to fund its operations for the next twelve months after giving consideration to management’s plans and the transactions discussed below. In addition, the Company last obtained financing in November 2014 of $12,500,000 through the private placements of convertible notes; however, the Company cannot provide any assurance that it will be able to raise additional capital if needed. Collectively these factors raise substantial doubt regarding the Company’s ability to continue as going concern.

On November 2, 2015
, the Company announced that it entered into a 5-year take-or-pay supply agreement. An initial purchase order of $5 million worth of AMIRON products was received and was to be delivered over the course of 18 months with deliveries commencing on December 1, 2015.

On November 2, 2015, the Company announced that it had begun the implementation of a number of cost-saving initiatives to strengthen its operational model and enhance its liquidity position as it executes the next steps of its strategy to penetrate the application markets for both its DRAGONITE halloysite clay and AMIRON iron oxide products. The savings realized from these initiatives are anticipated to be derived from efficiencies realized from all aspects of the business, both corporate and operational, putting the Company in a stronger position to execute on its current business and pipeline of opportunities. The Company anticipates that these cost savings actions are expected to reduce the fixed component of annual expenses from $9.0 million to under $6.0 million.

On December 15, 2015, the Company, through an auction held in Coeur D’Alene, Idaho, offered for sale four non-core real estate totaling approximately 1,017 acres located throughout the Silver Valley region of Idaho. In January, 2016, three of the four properties sold for total gross proceeds of $172,948. Net proceeds received by the Company were $155,187.
On March 23, 2016, the Company entered into an agreement to sell the fourth property for gross proceeds of $418,000. Net proceeds to the Company are expected to be $380,000, adjusted for a 10% buyers premium paid to the auction firm, J.P. King.

Based on the Company’s current cash usage expectations for 2016, it believes it will have sufficient liquidity to fund its operations for at least the next 12 months only if (i) it successfully accelerates the fulfillment of the aforementioned take-or-pay agreement to December 2016; (ii) implements its cost-cutting initiatives; and (iii) during 2016, closes the sale of its Mullan, Idaho property. However, the Company can provide no assurances that these initiatives will succeed.
These financial statements do not include any adjustments to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company not be able to continue as a going concern.